Convertible loans - Change in Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives	$ 25,650	$ 34,893	$ (45,411)
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives	15,556	28,003	(23,432)
Facility Agreement With Deerfield Partners, L.P., Tranche Two Prior to FDA Approval
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives	0	3,454	(21,979)
Facility Agreement With Deerfield Partners, L.P., Tranche Two After FDA Approval
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives	$ 10,094	$ 3,436	$ 0